Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: September 10, 2025

Payment Date	9/15/2025
Collection Period Start	8/1/2025
Collection Period End	8/31/2025
Interest Period Start	8/15/2025
Interest Period End	9/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$132,476,063.84	$23,995,726.69	$108,480,337.15	0.163574	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$340,166,063.84	$23,995,726.69	$316,170,337.15

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$362,625,733.42	$337,175,819.28	0.166440
YSOC Amount	$17,711,975.52	$16,257,788.07
Adjusted Pool Balance	$344,913,757.90	$320,918,031.21
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$132,476,063.84	3.17000%	30/360	$349,957.60
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$340,166,063.84			$956,049.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$362,625,733.42	$337,175,819.28
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$344,913,757.90	$320,918,031.21
Number of Receivables Outstanding	42,444	41,110
Weighted Average Contract Rate	3.62%	3.63%
Weighted Average Remaining Term (months)	23.4	22.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,109,927.07
Principal Collections	$25,261,875.22
Liquidation Proceeds	$188,446.21
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,560,248.50
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,560,248.50

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$302,188.11	$302,188.11	$—	$—	$26,258,060.39
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,258,060.39
Interest - Class A-2 Notes	$—	$—	$—	$—	$26,258,060.39
Interest - Class A-3 Notes	$349,957.60	$349,957.60	$—	$—	$25,908,102.79
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$25,491,083.12
First Allocation of Principal	$—	$—	$—	$—	$25,491,083.12
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$25,434,271.37
Second Allocation of Principal	$—	$—	$—	$—	$25,434,271.37
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$25,372,079.12
Third Allocation of Principal	$268,032.63	$268,032.63	$—	$—	$25,104,046.49
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,033,978.66
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,053,978.66
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,053,978.66
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,306,284.60
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,306,284.60
Remaining Funds to Certificates	$1,306,284.60	$1,306,284.60	$—	$—	$—
Total	$26,560,248.50	$26,560,248.50	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,711,975.52
Increase/(Decrease)	$(1,454,187.45)
Ending YSOC Amount	$16,257,788.07

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$344,913,757.90	$320,918,031.21
Note Balance	$340,166,063.84	$316,170,337.15
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	19	$188,038.92
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	224	$188,446.21
Monthly Net Losses (Liquidation Proceeds)			$(407.29)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.13)%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.01%
Current Collection Period			0.00%
Four-Month Average Net Loss Ratio			0.01%
Cumulative Net Losses for All Periods			$4,973,795.92
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.52%	154	$1,755,818.80
60-89 Days Delinquent	0.20%	61	$660,139.86
90-119 Days Delinquent	0.11%	23	$356,140.02
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	238	$2,772,098.68

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$60,038.60
Total Repossessed Inventory		15	$179,122.78

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		84	$1,016,279.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.26%
Current Collection Period			0.30%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.69	0.20%	56	0.14%